American Beacon Grosvenor Long/Short Fund

Supplement dated November 13, 2017
to the
Prospectus, Summary Prospectus, and Statement of Additional Information
dated May 30, 2017, as supplemented

Effective on or about November 17, 2017, Pine River Capital Management L.P. will no longer serve as a sub-advisor of the Fund. Accordingly, all references and any information relating to Pine River Capital Management L.P. in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted effective November 17, 2017.

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